Incentive and Share-Based Compensation, Restricted Stock (Details) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share-based compensation disclosures [Line Items]
Number of shares issued, restricted stock (in shares)		1,771,794
Number of restricted shares that automatically lapse upon sale of shares by an affiliate of the company (in shares)		725,099
Shares withheld for taxes upon restricted stock vesting (in shares)		264,297
Restricted stock activity [Roll Forward]
Number of shares outstanding, beginning balance (in shares)	1,772,000
Number of shares granted, restricted stock (in shares)	0
Number of shares paid, restricted stock (in shares)	(725,000)
Number of shares forfeited, restricted stock (in shares)	0
Number of shares outstanding, ending balance (in shares)	1,047,000
Weighted average grant date fair value, restricted stock [Roll Forward]
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 17.61
Weighted average grant date fair value, restricted stock - granted (in dollars per share)	$ 0.00	$ 17.61
Weighted average grant date fair value, restricted stock - paid (in dollars per share)	$ 17.61
Weighted average grant date fair value, restricted stock - forfeited (in dollars per share)	$ 0.00
Weighted average grant date fair value, ending balance (in dollars per share)	$ 17.61
Additional disclosures, restricted stock [Abstract]
Weighted average grant date fair value, restricted stock - granted (in dollars per share)	$ 0.00	$ 17.61
Total fair value of vested shares, restricted stock units				$ 13
Compensation expense, restricted stock		5	5	10	6
Tax benefit of related compensation expense		2	2	4	2
Unrecognized compensation cost related to award, restricted stock				$ 5
Weighted-average remaining contractual term, restricted stock				2 years